Property, Plant and Equipment, Net (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025
Property, Plant and Equipment, Net [Line Items]
Construction-in-progress design fee	$ 11,139,204		$ 10,487,306
Depreciation expense	223,202	$ 246,293
Construction-in-Progress [Member]
Property, Plant and Equipment, Net [Line Items]
Construction-in-progress design fee	$ 27,940		$ 35,458